MUTUAL OF AMERICA


                             SEPARATE ACCOUNT NO. 3
                                  ANNUAL REPORT


                                december 31, 2004


        This report is not to be construed as an offering for sale of any
          Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 3
                                  Annual Report
                                December 31, 2004

Dear Policyowner:

      We are pleased to send you the 2004 Annual Report of Mutual of America's Separate Account No. 3. This Account, which commenced operations April 3, 2000, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of 20 distinct funds. Each invests in shares of one of 12 funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, Aggressive Equity, Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds; three portfolios of Scudder Variable Series I ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity VIP").

      Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolio of Fidelity VIP. The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Investment Company Conservative Allocation Fund: This Fund's investment objective is current income and, to a lesser extent, capital appreciation. The Fund invests primarily in fixed income funds of the Investment Company and, to a lesser extent, in an equity fund of the Investment Company.

      Investment Company Moderate Allocation Fund: This Fund's investment objective is current income and capital appreciation. The Fund invests in both fixed income and equity funds of the Investment Company in approximately equal amounts.

      Investment Company Aggressive Allocation Fund: This Fund's investment objective is capital appreciation and, to a lesser extent, current income. The Fund invests primarily in equity funds of the Investment Company and, to a lesser extent, in a fixed income fund of the Investment Company.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks of companies whose earnings and revenues are growing at accelerating rates.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the investment and social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation.

      Fidelity VIP Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing primarily in common stocks of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known.

      Fidelity VIP Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 2004, the following total returns were experienced in these twenty Separate Account Funds:

      Investment Company Money Market Fund(1) ................     + 0.40%
      Investment Company All America Fund ....................     + 7.27%
      Investment Company Equity Index Fund ...................     + 9.69%
      Investment Company Mid-Cap Equity Index Fund ...........     +15.23%
      Investment Company Bond Fund ...........................     + 3.68%
      Investment Company Short-Term Bond Fund ................     + 0.66%
      Investment Company Mid-Term Bond Fund ..................     + 1.36%
      Investment Company Composite Fund ......................     + 5.40%
      Investment Company Aggressive Equity Fund ..............     + 4.47%
      Investment Company Conservative Allocation Fund ........     + 3.75%
      Investment Company Moderate Allocation Fund ............     + 7.30%
      Investment Company Aggressive Allocation Fund ..........     + 8.89%
      Scudder Bond Fund ......................................     + 4.43%
      Scudder Capital Growth Fund ............................     + 7.02%
      Scudder International Fund .............................     +15.48%
      American Century VP Capital Appreciation Fund ..........     + 6.88%
      Calvert Social Balanced Fund ...........................     + 7.28%
      Fidelity VIP Equity-Income Fund ........................     +10.64%
      Fidelity VIP II Contrafund .............................     +14.55%
      Fidelity VIP II Asset Manager Fund .....................     + 4.63%
----------
(1) The seven-day net annualized effective yield as of 2/15/05 was 1.39% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity VIP during the indicated period. Results are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as for the cost of insurance and the monthly service charge), however, are not reflected in the above results. Inclusion of such charges would result in a reduction in the total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 3. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolio of Fidelity VIP.

      Total Return Separate Account Performance Notes for extended time periods and additional services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                       Sincerely,


                                       /s/ Manfred Altstadt
                                       -----------------------------------------
                                       Manfred Altstadt
                                       Senior Executive Vice President
                                       and Chief Financial Officer,
                                       Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----

Annual Report of Mutual of America Separate Account No. 3 .................    1

   Statements of Assets and Liabilities ...................................    5

   Statements of Operations ...............................................    7

   Statements of Changes in Net Assets ....................................    9

   Financial Highlights ...................................................   13

   Notes to Financial Statements ..........................................   18


   Report of Independent Registered Public Accounting Firm ................   20

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2004



                                                                              Investment Company
                                                     ----------------------------------------------------------------------
                                                     Money        All        Equity       Mid-Cap
                                                     Market      America      Index    Equity Index     Bond     Short-Term
                                                      Fund        Fund        Fund         Fund         Fund      Bond Fund
                                                     ------      -------      -----    ------------     ----     ----------
ASSETS:
Investments in Mutual of America
   Investment Corporation at market value
   (Cost:
   Money Market Fund -- $16,630
   All America  Fund -- $983,017
   Equity Index Fund -- $940,285
   Mid-Cap Equity Index Fund -- $610,967
   Bond Fund -- $52,669
   Short-Term Bond Fund -- $5,665)
   (Notes 1 and 2) ...........................     $16,377     $767,240      $840,029      $740,232     $51,304     $5,539
Due From (To) General Account ................         100         (288)         (695)          608          61         31
                                                   -------     --------      --------      --------     -------     ------
NET ASSETS ...................................     $16,477     $766,952      $839,334      $740,840     $51,365     $5,570
                                                   =======     ========      ========      ========     =======     ======
UNIT VALUE AT DECEMBER 31, 2004 ..............     $  2.31     $   8.42      $   2.88      $   1.63     $  4.14     $ 1.54
                                                   =======     ========      ========      ========     =======     ======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2004 .........................       7,136       91,071       291,616       455,043      12,401      3,620
                                                   =======     ========      ========      ========     =======     ======



                                                                            Investment Company
                                                  ------------------------------------------------------------------------
                                                                           Aggressive  Conservative    Moderate    Aggressive
                                                  Mid-Term    Composite      Equity     Allocation    Allocation   Allocation
                                                  Bond Fund     Fund          Fund         Fund          Fund        Fund
                                                  --------    ---------      ------     ----------    ----------  ----------
ASSETS:
Investments in Mutual of America Investment
  Corporation at market value
  (Cost:
  Mid-Term Bond Fund -- $34,740
  Composite Fund -- $235,480
  Aggressive Equity Fund -- $694,432
  Conservative Allocation Fund -- $411
  Moderate Allocation Fund -- $6,751
  Aggressive Allocation Fund -- $9,097)
  (Notes 1 and 2) ............................     $34,168       $218,602     $638,236       $ 408       $6,595       $9,554
Due From (To) General Account ................          --            459         (538)          4           13         (119)
                                                   -------       --------     --------       -----       ------       ------
NET ASSETS ...................................     $34,168       $219,061     $637,698       $ 412       $6,608       $9,435
                                                   =======       ========     ========       =====       ======       ======
UNIT VALUE AT DECEMBER 31, 2004 ..............     $  1.69       $   5.51     $   2.81       $1.09       $ 1.19       $ 1.29
                                                   =======       ========     ========       =====       ======       ======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2004 .........................      20,227         39,725      226,768         379        5,543        7,306
                                                   =======       ========     ========       =====       ======       ======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2004


                                                                                                                American
                                                                                   Scudder                       Century
                                                                     -------------------------------------    ------------
                                                                                  Capital                      VP Capital
                                                                     Bond         Growth      International   Appreciation
                                                                     Fund          Fund           Fund            Fund
                                                                     ----         ------      -------------   ------------
ASSETS:
Investments in Scudder  Portfolios and
  American Century VP Capital  Appreciation
  Fund at market value (Cost:
  Scudder Bond Fund -- $21,212
  Scudder Capital Growth Fund -- $1,431,209
  Scudder International Fund -- $298,168
  American Century VP Capital
    Appreciation Fund -- $211,457)
  (Notes 1 and 2) ............................................     $22,240      $1,089,321       $235,304        $130,807
Due From (To) General Account ................................        (133)         (1,675)          (231)            706
                                                                   -------      ----------       --------        --------
NET ASSETS ...................................................     $22,107      $1,087,646       $235,073        $131,513
                                                                   =======      ==========       ========        ========
UNIT VALUE AT DECEMBER 31, 2004 ..............................     $ 16.94      $    32.43       $  16.23        $  13.46
                                                                   =======      ==========       ========        ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2004 .........................................       1,305          33,537         14,488           9,770
                                                                   =======      ==========       ========        ========



                                                                      Calvert                     Fidelity
                                                                     --------     -----------------------------------------
                                                                      Social           VIP         VIP II        VIP II
                                                                     Balanced     Equity-Income    Contra     Asset Manager
                                                                       Fund           Fund          Fund          Fund
                                                                     --------     -------------    ------     -------------
ASSETS:
Investments in Calvert Social Balance Portfolio
  and Fidelity Portfolios at market value
  (Cost:
  Calvert Social  Balanced Fund -- $72,155
  VIP Equity-Income Fund -- $284,008
  VIP II Contra Fund -- $642,646
  VIP II Asset Manager Fund -- $178,784)
  (Notes 1 and 2) ............................................       $68,326        $315,212       $743,524      $180,391
Due From (To) General Account                                           (124)          1,083          1,742           860
                                                                     -------        --------       --------      --------
NET ASSETS ...................................................       $68,202        $316,295       $745,266      $181,251
                                                                     =======        ========       ========      ========
UNIT VALUE AT DECEMBER 31, 2004 ..............................       $  3.29        $  38.46       $  33.97      $  26.51
                                                                     =======        ========       ========      ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2004 .........................................        20,720           8,225         21,936         6,836
                                                                     =======        ========       ========      ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2004


                                                                               Investment Company
                                                     ----------------------------------------------------------------------
                                                     Money                                Mid-Cap
                                                     Market   All America  Equity Index Equity Index     Bond    Short-Term
                                                      Fund       Fund          Fund         Fund         Fund     Bond Fund
                                                     ------   -----------  ------------ ------------     ----    ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend income ..............................    $ 173     $ 82,601       $17,329      $22,245      $2,204      $135
Expenses  (Note 3):
   Fees and administrative expenses .............      413        9,809         9,246        5,951       1,204       115
                                                     -----     --------       -------      -------      ------      ----
NET INVESTMENT INCOME (LOSS) ....................     (240)      72,792         8,083       16,294       1,000        20
                                                     -----     --------       -------      -------      ------      ----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ......      (49)     (53,317)      (12,948)       2,957        (160)       (7)
   Net unrealized appreciation
      (depreciation) of investments .............       50       27,500        75,896       73,950         283       (44)
                                                     -----     --------       -------      -------      ------      ----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...................        1      (25,817)       62,948       76,907         123       (51)
                                                     -----     --------       -------      -------      ------      ----
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ....................    $(239)    $ 46,975       $71,031      $93,201      $1,123      $(31)
                                                     =====     ========       =======      =======      ======      ====



                                                                              Investment Company
                                                   ------------------------------------------------------------------------
                                                                            Aggressive  Conservative  Moderate   Aggressive
                                                   Mid-Term     Composite     Equity     Allocation  Allocation  Allocation
                                                   Bond Fund      Fund         Fund         Fund        Fund        Fund
                                                   --------     ---------     ------     ----------  ----------  ----------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
   Dividend income .............................    $1,210       $ 5,272       $24,210       $16         $344        $531
                                                    ------       -------       -------       ---         ----        ----
Expenses  (Note 3):
   Fees and administrative expenses ............       559         3,857         6,621        --            2          43
                                                    ------       -------       -------       ---         ----        ----
NET INVESTMENT INCOME (LOSS) ...................       651         1,415        17,589        16          342         488
                                                    ------       -------       -------       ---         ----        ----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .....        64        (5,688)       (8,993)       --            2         458
   Net unrealized appreciation
      (depreciation) of investments ............      (488)       13,103        18,079         4         (166)        (71)
                                                    ------       -------       -------       ---         ----        ----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ..................      (424)        7,415         9,086         4         (164)        387
                                                    ------       -------       -------       ---         ----        ----
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................    $  227       $ 8,830       $26,675       $20         $178        $875
                                                    ======       =======       =======       ===         ====        ====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2004


                                                                               Scudder                     American Century
                                                               ------------------------------------------  ----------------
                                                                             Capital                         VP Capital
                                                                Bond          Growth        International    Appreciation
                                                                Fund           Fund             Fund             Fund
                                                                ----          ------        -------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
   Dividend income .........................................    $803         $  5,497         $  3,023         $    --
                                                                ----         --------         --------         -------
Expenses  (Note 3):
   Fees and administrative expenses ........................     450            9,413            2,090           1,248
                                                                ----         --------         --------         -------
NET INVESTMENT INCOME (LOSS) ...............................     353           (3,916)             933          (1,248)
                                                                ----         --------         --------         -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .................       7          (18,182)         (18,217)         (5,837)
   Net unrealized appreciation
      (depreciation) of investments ........................     234           91,557           47,045          14,712
                                                                ----         --------         --------         -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ..............................     241           73,375           28,828           8,875
                                                                ----         --------         --------         -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................    $594         $ 69,459         $ 29,761         $ 7,627
                                                                ====         ========         ========         =======




                                                             Calvert                          Fidelity
                                                            --------        ----------------------------------------------
                                                             Social              VIP           VIP II           VIP II
                                                            Balanced        Equity-Income      Contra        Asset Manager
                                                              Fund              Fund            Fund             Fund
                                                            --------        -------------      ------        -------------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
   Dividends income ....................................     $1,119           $ 5,590          $ 2,317          $4,887
                                                             ------           -------          -------          ------
Expenses  (Note 3):
   Fees and administrative expenses ....................      1,251             5,245            7,439           2,704
                                                             ------           -------          -------          ------
NET INVESTMENT INCOME (LOSS) ...........................       (132)              345           (5,122)          2,183
                                                             ------           -------          -------          ------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .............       (324)              295            5,977            (453)
   Net unrealized appreciation
      (depreciation) of investments ....................      4,616            26,448           92,158           4,997
                                                             ------           -------          -------          ------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ..........................      4,292            26,743           98,135           4,544
                                                             ------           -------          -------          ------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................     $4,160           $27,088          $93,013          $6,727
                                                             ======           =======          =======          ======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,


                                                                          Investment Company
                                              ---------------------------------------------------------------------------
                                                Money Market Fund          All America Fund           Equity Index Fund
                                              ---------------------      -----------------------     --------------------
                                                2004          2003         2004          2003         2004         2003
                                              -------       -------      --------      ---------     --------    --------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ............   $ (240)      $  (232)     $ 72,792      $  (2,242)    $  8,083    $  2,146
   Net realized gain (loss) on
     investments ...........................      (49)          (62)      (53,317)       (74,806)     (12,948)     (9,174)
   Net unrealized appreciation
     (depreciation) of investments .........       50            35        27,500        266,358       75,896     162,688
                                              -------       -------      --------      ---------     --------    --------
Net Increase (Decrease) in Net Assets
   Resulting from Operations ...............     (239)         (259)       46,975        189,310       71,031     155,660
                                              -------       -------      --------      ---------     --------    --------
From Unit Transactions:
   Contributions ...........................    6,539        41,831       167,784        166,946      110,410     109,044
   Withdrawals .............................       --           (13)      (11,705)        (7,656)     (13,980)     (4,332)
   Net Transfers ...........................   (4,719)      (40,493)     (203,990)      (169,381)     (83,857)    (36,000)
                                              -------       -------      --------      ---------     --------    --------
Net Increase (Decrease) from Unit
   Transactions ............................    1,820         1,325       (47,911)       (10,091)      12,573      68,712
                                              -------       -------      --------      ---------     --------    --------
NET INCREASE (DECREASE) IN NET ASSETS ......    1,581         1,066          (936)       179,219       83,604     224,372
NET ASSETS:
Beginning of Year ..........................   14,896        13,830       767,888        588,669      755,730     531,358
                                              -------       -------      --------      ---------     --------    --------
End of Year ................................  $16,477       $14,896      $766,952      $ 767,888     $839,334    $755,730
                                              =======       =======      ========      =========     ========    ========



                                                                          Investment Company
                                             ----------------------------------------------------------------------------
                                                 Mid-Cap Equity
                                                   Index Fund                  Bond Fund            Short-Term Bond Fund
                                             ---------------------        --------------------      ---------------------
                                               2004          2003          2004          2003         2004         2003
                                             --------      --------       -------       -------      ------        ------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ..........   $ 16,294      $    198       $ 1,000       $ 1,610      $   20        $   59
   Net realized gain (loss) on
     investments .........................      2,957        (1,282)         (160)          (56)         (7)           27
   Net unrealized appreciation
     (depreciation) of investments .......     73,950       136,853           283           698         (44)         (109)
                                             --------      --------       -------       -------      ------        ------
Net Increase (Decrease) in Net Assets
   Resulting from Operations .............     93,201       135,769         1,123         2,252         (31)          (23)
                                             --------      --------       -------       -------      ------        ------
From Unit Transactions:
   Contributions .........................     78,576        72,359        15,946        15,953       1,632         1,447
   Withdrawals ...........................         --            --        (3,075)       (2,380)         --          (103)
   Net Transfers .........................     13,645        (3,816)      (16,882)      (11,850)     (1,515)       (2,602)
                                             --------      --------       -------       -------      ------        ------
Net Increase (Decrease) from Unit
   Transactions ..........................     92,221        68,543        (4,011)        1,723         117        (1,258)
                                             --------      --------       -------       -------      ------        ------
NET INCREASE (DECREASE) IN NET ASSETS ....    185,422       204,312        (2,888)        3,975          86        (1,281)
NET ASSETS:
Beginning of Year ........................    555,418       351,106        54,253        50,278       5,484         6,765
                                             --------      --------       -------       -------      ------        ------
End of Year ..............................   $740,840      $555,418       $51,365       $54,253      $5,570        $5,484
                                             ========      ========       =======       =======      ======        ======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,


                                                                          Investment Company
                                           _________________________________________________________________________________
                                               Mid-Term Bond Fund           Composite Fund         Aggressive Equity Fund
                                             ---------------------     ----------------------      ----------------------
                                               2004          2003         2004          2003         2004         2003
                                             -------       -------     --------      --------      --------     --------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ..........   $   651       $ 1,058      $ 1,415       $ 1,540      $ 17,589     $ (5,294)
   Net realized gain (loss) on
     investments .........................        64           490       (5,688)       (8,801)       (8,993)      (6,976)
   Net unrealized appreciation
     (depreciation) of investments .......      (488)       (1,056)      13,103        35,506        18,079      175,585
                                             -------       -------     --------      --------      --------     --------
Net Increase (Decrease) in Net Assets
   Resulting from Operations .............       227           492        8,830        28,245        26,675      163,315
                                             -------       -------     --------      --------      --------     --------
From Unit Transactions:
   Contributions .........................     7,671         8,579       60,134        56,826        81,107       71,614
   Withdrawals ...........................        --            --       (8,348)       (5,256)      (14,074)      (8,850)
   Net Transfers .........................   (10,837)      (13,835)     (48,786)      (38,838)      (67,393)     (13,037)
                                             -------       -------     --------      --------      --------     --------
Net Increase (Decrease) from Unit
   Transactions ..........................    (3,166)       (5,256)       3,000        12,732          (360)      49,727
                                             -------       -------     --------      --------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS ....    (2,939)       (4,764)      11,830        40,977        26,315      213,042
NET ASSETS:
Beginning of Year ........................    37,107        41,871      207,231       166,254       611,383      398,341
                                             -------       -------     --------      --------      --------     --------
End of Year ..............................   $34,168       $37,107     $219,061      $207,231      $637,698     $611,383
                                             =======       =======     ========      ========      ========     ========



                                                                          Investment Company
                                          ---------------------------------------------------------------------------------
                                          Conservative Allocation Fund Moderate Allocation Fund  Aggressive Allocation Fund
                                          ---------------------------- ------------------------  --------------------------
                                               2004        2003 (a)       2004        2003 (a)       2004       2003 (a)
                                               ----        --------       ----        --------       ----       --------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) .........     $  16          $ 20        $  342        $  9        $  488       $  162
                                              -----          ----        ------        ----        ------        -----
   Net realized gain (loss) on
     investments ........................        --            --             2          --           458           13
   Net unrealized appreciation
     (depreciation) of investments ......         4            (7)         (166)         10           (71)         528
                                              -----          ----        ------        ----        ------        -----
Net Increase (Decrease) in Net Assets
   Resulting from Operations ............        20            13           178          19           875          703
                                              -----          ----        ------        ----        ------        -----
From Unit Transactions:
   Contributions ........................       827           431           864         193         3,991        1,420
   Withdrawals ..........................        --            --            --          --            --           --
   Net Transfers ........................      (978)           99         5,282          72        (4,788)       7,234
                                              -----          ----        ------        ----        ------        -----
Net Increase (Decrease) from Unit
   Transactions .........................      (151)          530         6,146         265          (797)       8,654
                                              -----          ----        ------        ----        ------        -----
NET INCREASE (DECREASE) IN NET ASSETS ...      (131)          543         6,324         284            78        9,357
NET ASSETS:
Beginning of Year .......................       543            --           284          --         9,357           --
                                              -----          ----        ------        ----        ------        -----
End of Year .............................     $ 412          $543        $6,608        $284        $9,435        $9,35
                                              =====          ====        ======        ====        ======        =====

----------
(a) Commenced operations May 20, 2003.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,


                                                                                Scudder
                                              --------------------------------------------------------------------------
                                                    Bond Fund               Capital Growth        FundInternational Fund
                                              ---------------------    ------------------------   ----------------------
                                               2004          2003         2004           2003        2004        2003
                                              -------       -------    ----------      --------    --------    --------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ...........    $  353        $  362      $ (3,916)    $  (4,100)      $ 933      $ (355)
   Net realized gain (loss) on
     investments ..........................         7            8        (18,182)       (4,404)    (18,217)     (1,536)
   Net unrealized appreciation
      (depreciation) of investments .......       234           155        91,557       197,914      47,045      45,978
                                              -------       -------    ----------      --------    --------    --------
Net Increase (Decrease) in Net Assets
   Resulting from Operations ..............       594           525        69,459       189,410      29,761      44,087
                                              -------       -------    ----------      --------    --------    --------
From Unit Transactions:
   Contributions ..........................     5,248         5,484       121,190       117,059      26,229      23,056
   Withdrawals ............................      (998)       (1,006)       (6,952)       (9,153)     (6,527)     (4,384)
   Net Transfers ..........................    (2,293)       (2,460)      (57,840)       (5,535)    (27,211)       (550)
                                              -------       -------    ----------      --------    --------    --------
Net Increase (Decrease) from Unit
   Transactions ...........................     1,957         2,018        56,398       102,371      (7,509)     18,122
                                              -------       -------    ----------      --------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS .....     2,551         2,543       125,857       291,781      22,252      62,209
NET ASSETS:
Beginning of Year .........................    19,556        17,013       961,789       670,008     212,821     150,612
                                              -------       -------    ----------      --------    --------    --------
End of Year ...............................   $22,107       $19,556    $1,087,646      $961,789    $235,073    $212,821
                                              =======       =======    ==========      ========    ========    ========




                                                                         American Century                  Calvert
                                                                   ----------------------------     --------------------
                                                                   VP Capital Appreciation Fund     Social Balanced Fund
                                                                   ----------------------------     --------------------
                                                                        2004          2003           2004          2003
                                                                     --------       --------        -------      -------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income .......................................    $  (1,248)     $  (1,136)        $ (132)      $  121
   Net realized gain (loss) on investments .....................       (5,837)        (4,766)          (324)        (444)
   Net unrealized appreciation (depreciation) of investments ...       14,712         26,813          4,616        9,525
                                                                     --------       --------        -------      -------
Net Increase (Decrease) in Net Assets Resulting
   from Operations .............................................        7,627         20,911          4,160        9,202
                                                                     --------       --------        -------      -------
From Unit Transactions:
   Contributions ...............................................       11,505         11,255         13,198       12,635
   Withdrawals .................................................       (5,333)        (3,054)        (3,395)      (2,029)
   Net Transfers ...............................................       (8,997)        (7,786)        (9,878)      (6,820)
                                                                     --------       --------        -------      -------
Net Increase (Decrease) from Unit Transactions .................       (2,825)           415            (75)       3,786
                                                                     --------       --------        -------      -------
NET INCREASE (DECREASE) IN NET ASSETS ..........................        4,802         21,326          4,085       12,988
NET ASSETS:
Beginning of Year ..............................................      126,711        105,385         64,117       51,129
                                                                     --------       --------        -------      -------
End of Year ....................................................     $131,513       $126,711        $68,202      $64,117
                                                                     ========       ========        =======      =======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,


                                                                               Fidelity
                                             ----------------------------------------------------------------------------
                                                       VIP                      VIP II                     VIP II
                                               Equity-Income Fund             Contra Fund            Asset Manager Fund
                                             ----------------------      ----------------------    ----------------------
                                               2004          2003         2004          2003         2004         2003
                                             --------      --------      --------      --------    --------      --------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ..........   $    345      $   (431)     $ (5,122)     $ (3,811)   $  2,183      $  3,391
   Net realized gain (loss) on
     investments .........................        295          (432)        5,977       (16,978)       (453)         (865)
   Net unrealized appreciation
     (depreciation) of investments .......     26,448        62,613        92,158       170,533       4,997        23,803
                                             --------      --------      --------      --------    --------      --------
Net Increase (Decrease) in Net Assets
   Resulting from Operations .............     27,088        61,750        93,013       149,744       6,727        26,329
                                             --------      --------      --------      --------    --------      --------
From Unit Transactions:
   Contributions .........................     57,265        50,560        84,354        82,894      21,494        29,875
   Withdrawals ...........................     (8,389)       (3,468)      (12,902)      (20,154)     (2,654)      (12,563)
   Net Transfers .........................    (47,491)      (21,751)      (99,808)     (105,618)    (28,990)      (18,306)
                                             --------      --------      --------      --------    --------      --------
Net Increase (Decrease) from Unit
   Transactions ..........................      1,385        25,341       (28,356)      (42,878)    (10,150)         (994)
                                             --------      --------      --------      --------    --------      --------
NET INCREASE (DECREASE) IN NET ASSETS ....     28,473        87,091        64,657       106,866      (3,423)       25,335
NET ASSETS:
Beginning of Year ........................    287,822       200,731       680,609       573,743     184,674       159,339
                                             --------      --------      --------      --------    --------      --------
End of Year ..............................   $316,295      $287,822      $745,266      $680,609    $181,251      $184,674
                                             ========      ========      ========      ========    ========      ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                              FINANCIAL HIGHLIGHTS

     Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the years ended December 31, 2004, 2003, 2002 and 2001.


                                                                 Investment Company
                             --------------------------------------------------------------------------------------------
                                          Money Market Fund                               All America Fund
                             -------------------------------------------   ----------------------------------------------
                                      Years Ended December 31,                        Years Ended December 31,
SELECTED PER UNIT AND        -------------------------------------------   ----------------------------------------------
SUPPLEMENTARY DATA:           2004      2003     2002     2001     2000*     2004     2003     2002       2001      2000*
-------------------           ----      ----     ----     ----     -----     ----     ----     ----       ----      -----
Unit value, beginning of
  year ...................  $  2.30   $  2.30   $  2.28 $  2.22   $2.13   $   7.85  $   5.96  $   7.74  $   9.46   $ 10.97
                            =======   =======   ======= =======   =====   ========  ========  ========  ========   =======
Unit value, end of
  year ...................  $  2.31   $  2.30   $  2.30 $  2.28   $2.22   $   8.42  $   7.85  $   5.96  $   7.74   $  9.46
                            =======   =======   ======= =======   =====   ========  ========  ========  ========   =======
Units outstanding,
  beginning of year (1) ..    6,477     6,019     5,020   8,275             97,811    98,846   112,867   115,511
Units Issued (1) .........    3,523     2,856     3,043   2,474             22,877    30,163    29,776    44,187
Units Redeemed (1) .......   (2,864)   (2,398)   (2,044) (5,729)           (29,617)  (31,198)  (43,797)  (46,831)
                            -------   -------   ------- -------           --------  --------  --------  --------
Units Outstanding, end of
   year ..................    7,136     6,477     6,019   5,020   8,275     91,071    97,811    98,846   112,867   115,511
                            =======   =======   ======= =======   =====   ========  ========  ========  ========   =======
Net Assets (1) ...........  $16,477   $14,896   $13,830 $11,469           $766,952  $767,888  $588,669  $873,831
                            =======   =======   ======= =======           ========  ========  ========  ========
Expense Ratio (A)(1) .....    0.90%(D)  0.90%(D)  0.90%   0.90%              0.90%     0.90%     0.90%     0.90%
                            =======   =======   ======= =======           ========  ========  ========  ========
Investment Income
   Ratio (B)(1) ..........    1.13%     1.08%     1.67%   3.80%              1.21%     0.82%     0.81%     0.40%
                            =======   =======   ======= =======           ========  ========  ========  ========
Total Return (C)(1) ......    0.40%     0.08%     0.57%   3.04%              7.27%    31.82%   -23.08%   -18.12%
                            =======   =======   ======= =======           ========  ========  ========  ========



                                                                 Investment Company
                              ------------------------------------------------------------------------------------------------
                                          Equity Index Fund                           Mid-Cap Equity Index Fund
                              -----------------------------------------------     --------------------------------------------
                                         Years Ended December 31,                           Years Ended December 31,
SELECTED PER UNIT AND         -----------------------------------------------     --------------------------------------------
SUPPLEMENTARY DATA:           2004      2003      2002      2001        2000*     2004     2003     2002       2001      2000*
-------------------           ----      ----      ----      ----        -----     ----     ----     ----       ----      -----
Unit value, beginning of
   year .................  $   2.62  $   2.06  $   2.67   $   3.07   $  3.48   $   1.41  $   1.05  $   1.25  $   1.28   $  1.25
                           ========  ========  ========   ========   =======   ========  ========  ========  ========   =======
Unit value, end of
   year .................  $   2.88  $   2.62  $   2.06   $   2.67   $  3.07   $   1.63  $   1.41  $   1.05  $   1.25   $  1.28
                           ========  ========  ========   ========   =======   ========  ========  ========  ========   =======
Units outstanding,
   beginning of year (1)    288,018   257,511   234,984    208,558              393,107   333,023   273,759   199,856
Units Issued (1) ........    44,739    58,577    80,427     88,695               82,169    71,911    87,067    99,881
Units Redeemed (1) ......   (41,141)  (28,070)  (57,900)   (62,169)             (20,233)  (11,827)  (27,803)  (25,978)
                           --------  --------  --------   --------             --------  --------  --------  --------
Units Outstanding,
   end of year ..........   291,616   288,018   257,511    234,984   208,558    455,043   393,107   333,023   273,759   199,856
                           ========  ========  ========   ========   =======   ========  ========  ========  ========   =======
Net Assets (1) ..........  $839,334  $755,730  $531,358   $628,387             $740,840  $555,418  $351,106  $343,399
                           ========  ========  ========   ========             ========  ========  ========  ========
Expense Ratio (A)(1) ....     0.90%     0.90%     0.90%      0.90%                0.90%     0.90%     0.90%     0.90%
                           ========  ========  ========   ========             ========  ========  ========  ========
Investment Income
   Ratio (B)(1) .........     1.89%     1.54%     1.62%      3.40%                1.08%     0.99%     1.75%     2.70%
                           ========  ========  ========   ========             ========  ========  ========  ========
Total Return (C)(1) .....     9.69%    27.16%   -22.84%    -12.97%               15.23%    34.01%   -15.95%    -1.96%
                           ========  ========  ========   ========             ========  ========  ========  ========

----------
* Commenced operations April 3, 2000.
(1) Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.
(D) For the period July 15, 2003 through October 14, 2004, the effective annual expense ratio was .70% due to an expense waiver that was in effect. See Note 3 for additional information.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)


                                                                 Investment Company
                              --------------------------------------------------------------------------------------------
                                              Bond Fund                                 Short-Term Bond Fund
                              ------------------------------------------     ---------------------------------------------
                                      Years Ended December 31,                        Years Ended December 31,
SELECTED PER UNIT AND         ------------------------------------------     ---------------------------------------------
SUPPLEMENTARY DATA:           2004     2003     2002     2001      2000*     2004     2003     2002       2001      2000*
-------------------           ----     ----     ----     ----      -----     ----     ----     ----       ----      -----
Unit value, beginning of
   year ..................  $  3.99  $  3.78  $  3.57   $  3.31   $3.17     $ 1.53    $ 1.52    $ 1.46    $ 1.37     $1.30
                            =======  =======  =======   =======   =====     ======    ======    ======    ======     =====
Unit value, end of
   year ..................  $  4.14  $  3.99  $  3.78   $  3.57   $3.31     $ 1.54    $ 1.53    $ 1.52    $ 1.46     $1.37
                            =======  =======  =======   =======   =====     ======    ======    ======    ======     =====
Units outstanding,
   beginning of year (1) .   13,580   13,313   12,500     9,131              3,588     4,463     3,204     2,979
Units Issued (1) .........    4,495    5,258    7,469     8,286              1,123     1,079     2,617     1,947
Units Redeemed (1) .......   (5,674)  (4,991)  (6,656)   (4,917)            (1,091)   (1,954)   (1,358)   (1,722)
                            -------  -------  -------   -------             ------    ------    ------    ------
Units Outstanding, end of
   year ..................   12,401   13,580   13,313    12,500   9,131      3,620     3,588     4,463     3,204     2,979
                            =======  =======  =======   =======   =====     ======    ======    ======    ======     =====
Net Assets (1) ...........  $51,365  $54,253  $50,278   $44,614             $5,570    $5,484    $6,765    $4,652
                            =======  =======  =======   =======             ======    ======    ======    ======
Expense Ratio (A)(1) .....    0.90%    0.90%    0.90%     0.90%              0.90%     0.90%     0.90%     0.90%
                            =======  =======  =======   =======             ======    ======    ======    ======
Investment Income
   Ratio (B)(1) ..........    4.32%    5.24%    8.52%    10.20%               2.47     2.96%     3.33%     5.50%
                            =======  =======  =======   =======             ======    ======    ======    ======
Total Return (C)(1) ......    3.68%    5.78%    5.81%     7.77%              0.66%     0.84%     4.10%     6.49%
                            =======  =======  =======   =======             ======    ======    ======    ======



                                                                    Investment Company
                              -------------------------------------------------------------------------------------------
                                        Mid-Term Bond Fund                                Composite Fund
                              ------------------------------------------     --------------------------------------------
                                      Years Ended December 31,                        Years Ended December 31,
SELECTED PER UNIT AND         ------------------------------------------     --------------------------------------------
SUPPLEMENTARY DATA:           2004     2003     2002     2001      2000*     2004     2003     2002       2001      2000*
-------------------           ----     ----     ----     ----      -----     ----     ----     ----       ----      -----
Unit value, beginning of
   year ..................  $  1.67  $  1.64  $  1.51    $ 1.38   $1.34   $   5.23  $   4.46  $   4.87  $   5.52    $ 5.80
                            =======  =======  =======    ======   =====   ========  ========  ========  ========    ======
Unit value, end of
   year ..................  $  1.69  $  1.67  $  1.64    $ 1.51   $1.38   $   5.51  $   5.23  $   4.46  $   4.87    $ 5.52
                            =======  =======  =======    ======   =====   ========  ========  ========  ========    ======
Units outstanding,
  beginning of year (1) ..   22,265   25,589    5,767     3,205             39,610    37,237    34,777    32,563
Units Issued (1) .........    5,420    6,692   24,344     4,689             12,291    13,636    16,351    22,937
Units Redeemed (1) .......   (7,458) (10,016)  (4,522)   (2,127)           (12,176)  (11,263)  (13,891)  (20,723)
                            -------  -------  -------    ------           --------  --------  --------  --------
Units Outstanding, end of
   year ..................   20,227   22,265   25,589     5,767   3,205     39,725    39,610    37,237    34,777    32,563
                            =======  =======  =======    ======   =====   ========  ========  ========  ========    ======
Net Assets (1) ...........  $34,168  $37,107  $41,871    $8,682           $219,061  $207,231  $166,254  $169,448
                            =======  =======  =======    ======           ========  ========  ========  ========
Expense Ratio (A)(1) .....    0.90%    0.90%    0.90%     0.90%              0.90%     0.90%     0.90%     0.90%
                            =======  =======  =======    ======           ========  ========  ========  ========
Investment Income
Ratio (B)(1) .............    3.42%    3.30%    5.38%     3.88%              2.49%     2.64%     -3.48%    7.60%
                            =======  =======  =======    ======           ========  ========  ========  ========
Total Return (C)(1) ......    1.36%    1.85%    8.69%     9.46%              5.40%    17.18%    -8.33%   -11.79%
                            =======  =======  =======    ======           ========  ========  ========  ========

----------
* Commenced operations April 3, 2000.
(1) Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)



                                                        Investment Company
                                            ----------------------------------------------
                                                      Aggressive Equity Fund
                                            ----------------------------------------------
                                                     Years Ended December 31,
SELECTED PER UNIT AND                       ----------------------------------------------
SUPPLEMENTARY DATA:                         2004      2003      2002     2001       2000*
-------------------                         ----      ----      ----     ----       -----
Unit value, beginning of year ........    $   2.69  $   1.95 $   2.47  $   2.79    $  3.20
                                          ========  ======== ========  ========    =======
Unit value, end of year ..............    $   2.81  $   2.69 $   1.95  $   2.47    $  2.79
                                          ========  ======== ========  ========    =======
Units outstanding, beginning
   of year (1) .......................     227,130   204,400  200,960   173,281
Units Issued (1) .....................      37,115    44,210   50,916    59,555
Units Redeemed (1) ...................     (37,477)  (21,480) (47,476)  (31,876)
                                          --------  -------- --------  --------
Units Outstanding, end of year .......     226,768   227,130  204,400   200,960    173,281
                                          ========  ======== ========  ========    =======
Net Assets (1) .......................    $637,698  $611,383 $398,341  $496,849
                                          ========  ======== ========  ========
Expense Ratio (A)(1) .................       0.90%     0.90%    0.90%     0.90%
                                          ========  ======== ========  ========
Investment Income Ratio (B)(1) .......          --        --       --     0.50%
                                          ========  ======== ========  ========
Total Return (C)(1) ..................       4.47%    38.12%  -21.18%   -11.43%
                                          ========  ======== ========  ========



                                                                      Investment Company
                                     ------------------------------------------------------------------------------------
                                            Conservative                    Moderate                   Aggressive
                                           Allocation Fund              Allocation Fund              Allocation Fund
                                     -------------------------   ---------------------------   --------------------------
                                         Year         Period         Year          Period          Year         Period
                                         Ended         Ended         Ended          Ended          Ended         Ended
                                     December 31,  December 31,  December 31,   December 31,   December 31,  December 31,
                                         2004         2003**         2004          2003**          2004         2003**
                                     ------------  ------------  ------------   ------------   ------------  ------------
SELECTED PER UNIT AND
SUPPLEMENTARY DATA:
-------------------
Unit value, beginning of period ......   $1.05        $ 1.00         $ 1.11        $ 1.00          $ 1.19        $ 1.00
                                         =====        ======         ======        ======          ======        ======
Unit value, end of period ............   $1.09        $ 1.05         $ 1.19        $ 1.11          $ 1.29        $ 1.19
                                         =====        ======         ======        ======          ======        ======
Units outstanding, beginning
   of period (1) .....................     518            --            256            --           7,889            --
Units Issued (1) .....................     804           518          5,417           282           5,134         8,230
Units Redeemed (1) ...................    (943)           --           (130)          (26)         (5,717)         (341)
                                         -----        ------         ------        ------          ------        ------
Units Outstanding, end
   of period .........................     379           518          5,543           256           7,306         7,889
                                         =====        ======         ======        ======          ======        ======
Net Assets (1) .......................   $ 412        $  543         $6,608        $  284          $9,435        $9,357
                                         =====        ======         ======        ======          ======        ======
Expense Ratio (A)(1) .................   0.90%         0.90%          0.90%         0.90%           0.90%         0.90%
                                         =====        ======         ======        ======          ======        ======
Investment Income Ratio (B)(1) .......   2.60%        16.95%(D)      11.49%           --            2.33%         5.29%(D)
                                         =====        ======         ======        ======          ======        ======
Total Return (C)(1) ..................   3.75%         4.73%(E)       7.30%        11.11%(E)        8.89%        18.61%(E)
                                         =====        ======         ======        ======          ======        ======

----------
 *  Commenced operations April 3, 2000.
**  Commenced operations May 20, 2003.
(1) Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.
(D) Annualized.
(E) Not Annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)


                                                                       Scudder
                            ----------------------------------------------------------------------------------------------
                                              Bond Fund                                  Capital Growth Fund
                            --------------------------------------------  ------------------------------------------------
                                      Years Ended December 31,                        Years Ended December 31,
SELECTED PER UNIT AND       --------------------------------------------  ------------------------------------------------
SUPPLEMENTARY DATA:           2004     2003     2002     2001      2000*     2004     2003     2002       2001      2000*
-------------------           ----     ----     ----     ----      -----     ----     ----     ----       ----      -----
Unit value, beginning of
   year ..................  $ 16.22  $ 15.58  $ 14.60   $ 13.94  $12.97 $    30.30  $  24.10  $  34.34  $  42.97    $49.54
                            =======  =======  =======   =======  ====== ==========  ========  ========  ========    ======
Unit value, end of
   year ..................  $ 16.94  $ 16.22  $ 15.58   $ 14.60  $13.94 $    32.43  $  30.30  $  24.10  $  34.34    $42.97
                            =======  =======  =======   =======  ====== ==========  ========  ========  ========    ======
Units outstanding,
  beginning of year (1) ..    1,206    1,092      906       529             31,737    27,801    24,693    21,974
Units Issued (1) .........      393      413      591       638              4,133     5,036     5,272     4,923
Units Redeemed (1) .......     (294)    (299)    (405)     (261)            (2,333)   (1,100)   (2,164)   (2,204)
                            -------  -------  -------   -------         ----------  --------  --------  --------
Units Outstanding,
  end of year ............    1,305    1,206    1,092       906     529     33,537    31,737    27,801    24,693    21,974
                            =======  =======  =======   =======  ====== ==========  ========  ========  ========    ======
Net Assets (1) ...........  $22,107  $19,556  $17,013   $13,233         $1,087,646  $961,789  $670,008  $847,963
                            =======  =======  =======   =======         ==========  ========  ========  ========
Expense Ratio (A)(1) .....    0.90%    0.90%    0.90%     0.90%              0.90%     0.90%     0.90%     0.90%
                            =======  =======  =======   =======         ==========  ========  ========  ========
Investment Income
   Ratio (B)(1) ..........    3.90%    4.03%    6.09%     3.90%              0.54%     0.42%     0.33%    13.80%
                            =======  =======  =======   =======         ==========  ========  ========  ========
Total Return (C)(1) ......    4.43%    4.11%    6.68%     4.79%              7.02%    25.75%   -29.82%   -20.08%
                            =======  =======  =======   =======         ==========  ========  ========  ========


                                              Scudder                                     American Century
                           ---------------------------------------------  ------------------------------------------------
                                        International Fund                          VP Capital Appreciation Fund
                           ---------------------------------------------  ------------------------------------------------
                                      Years Ended December 31,                        Years Ended December 31,
SELECTED PER UNIT AND      ---------------------------------------------  ------------------------------------------------
SUPPLEMENTARY DATA:           2004     2003     2002     2001      2000*     2004     2003     2002       2001      2000*
-------------------           ----     ----     ----     ----      -----     ----     ----     ----       ----      -----
Unit value, beginning of
   year .................  $  14.05 $  11.10 $  13.72  $  20.02  $25.18   $  12.59  $  10.52  $  13.44  $  18.82    $20.62
                           ======== ======== ========  ========  ======   ========  ========  ========  ========    ======
Unit value, end of
   year .................  $  16.23 $  14.05 $  11.10  $  13.72  $20.02   $  13.46  $  12.59  $  10.52  $  13.44    $18.82
                           ======== ======== ========  ========  ======   ========  ========  ========  ========    ======
Units outstanding,
  beginning of year (1) .    15.148   13,572   12,459    11,288             10,061    10,015     9,580     8,928
Units Issued (1) ........     2,564    2,359    2,838     3,714                982     1,291     1,844     3,198
Units Redeemed (1) ......    (3,224)    (783)  (1,725)   (2,543)            (1,273)   (1,245)   (1,409)   (2,546)
                           -------- -------- --------  --------           --------  --------  --------  --------
Units Outstanding,
  end of year ...........    14,488   15,148   13,572    12,459  11,288      9,770    10,061    10,015     9,580     8,928
                           ======== ======== ========  ========  ======   ========  ========  ========  ========    ======
Net Assets (1) ..........  $235,073 $212,821 $150,612  $170,911           $131,513  $126,711  $105,385  $128,755
                           ======== ======== ========  ========           ========  ========  ========  ========
Expense Ratio (A)(1) ....     0.90%    0.90%    0.90%     0.90%              0.65%     0.65%     0.65%     0.70%
                           ======== ======== ========  ========           ========  ========  ========  ========
Investment Income
   Ratio (B)(1) .........     1.38%    0.75%    0.84%    23.10%                 --        --        --    37.50%
                           ======== ======== ========  ========           ========  ========  ========  ========
Total Return (C)(1) .....    15.48%   26.60%  -19.10%   -31.48%              6.88%    19.69%   -21.71%   -28.57%
                           ======== ======== ========  ========           ========  ========  ========  ========

----------
* Commenced operations April 3, 2000.
(1) Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)


                                              Calvert                                        Fidelity
                            --------------------------------------------  ------------------------------------------------
                                       Social Balanced Fund                           VIP Equity-Income Fund
                            --------------------------------------------  ------------------------------------------------
                                      Years Ended December 31,                        Years Ended December 31,
SELECTED PER UNIT AND       --------------------------------------------  ------------------------------------------------
SUPPLEMENTARY DATA:           2004     2003     2002     2001      2000*     2004     2003     2002       2001      2000*
-------------------           ----     ----     ----     ----      -----     ----     ----     ----       ----      -----
Unit value, beginning of
   year ..................  $  3.07  $  2.59  $  2.98   $  3.23  $ 3.46   $  34.76  $  26.89  $  32.63  $  34.61    $31.31
                            =======  =======  =======   =======  ======   ========  ========  ========  ========    ======
Unit value, end of
   year ..................  $  3.29  $  3.07  $  2.59   $  2.98  $ 3.23   $  38.46  $  34.76  $  26.89  $  32.63    $34.61
                            =======  =======  =======   =======  ======   ========  ========  ========  ========    ======
Units outstanding,
  beginning of year (1) ..   20,898   19,705   22,799    17,452              8,280     7,466     7,456     6,455
Units Issued (1) .........    4,688    5,996    6,840    11,598              1,852     2,382     3,087     3,144
Units Redeemed (1) .......   (4,866)  (4,803)  (9,934)   (6,251)            (1,907)   (1,568)   (3,077)   (2,143)
                            -------  -------  -------   -------           --------  --------  --------  --------
Units Outstanding,
  end of year ............   20,720   20,898   19,705    22,799  17,452      8,225     8,280     7,466     7,456     6,455
                            =======  =======  =======   =======  ======   ========  ========  ========  ========    ======
Net Assets (1) ...........  $68,202  $64,117  $51,129   $67,947           $316,295  $287,822  $200,731  $243,305
                            =======  =======  =======   =======           ========  ========  ========  ========
Expense Ratio (A)(1) .....    0.90%    0.90%    0.90%     0.90%              0.80%     0.80%     0.80%     0.80%
                            =======  =======  =======   =======           ========  ========  ========  ========
Investment Income
   Ratio (B)(1) ..........    1.67%    2.01%    2.39%     6.20%              1.53%     1.70%     3.96%     6.20%
                            =======  =======  =======   =======           ========  ========  ========  ========
Total Return (C)(1) ......    7.28%   18.25%  -12.94%    -7.78%             10.64%    29.29%   -17.61%    -5.72%
                            =======  =======  =======   =======           ========  ========  ========  ========



                                                                          Fidelity
                               ----------------------------------------------------------------------------------------------
                                            VIP II Contra Fund                           VIP II Asset Manager Fund
                               ---------------------------------------------  -----------------------------------------------
                                          Years Ended December 31,                        Years Ended December 31,
SELECTED PER UNIT AND          ---------------------------------------------  -----------------------------------------------
SUPPLEMENTARY DATA:               2004     2003     2002     2001      2000*     2004     2003     2002       2001      2000*
-------------------               ----     ----     ----     ----      -----     ----     ----     ----       ----      -----
Unit value, beginning of
   year .....................  $  29.66 $  23.27 $  25.88  $  29.73  $33.78   $  25.34  $  21.65  $  23.91  $  25.14    $26.89
                               ======== ======== ========  ========  ======   ========  ========  ========  ========    ======
Unit value, end of
   year .....................  $  33.97 $  29.66 $  23.27  $  25.88  $29.73   $  26.51  $  25.34  $  21.65  $  23.91    $25.14
                               ======== ======== ========  ========  ======   ========  ========  ========  ========    ======
Units outstanding,
   of year (1) ..............    22,948   24,653   22,828    19,053              7,288     7,359     7,270     3,029
Units Issued (1) ............     4,146    3,985    5,288     9,044                925     1,537     1,750     8,058
Units Redeemed (1) ..........    (5,158)  (5,690)  (3,463)   (5,269)            (1,377)   (1,608)   (1,661)   (3,817)
                                -------- -------- --------  --------           --------  --------  --------  --------
Units Outstanding, end of
   year .....................    21,936   22,948   24,653    22,828  19,053      6,836     7,288     7,359     7,270     3,029
                               ======== ======== ========  ========  ======   ========  ========  ========  ========    ======
Net Assets (1) ..............  $745,266 $680,609 $573,743  $590,786           $181,251  $184,674  $159,339  $173,863
                               ======== ======== ========  ========           ========  ========  ========  ========
Expense Ratio (A)(1) ........     0.80%    0.80%    0.80%     0.80%              0.80%     0.80%     0.80%     0.80%
                               ======== ======== ========  ========           ========  ========  ========  ========
Investment Income
   Ratio (B)(1) .............     0.33%    0.47%    0.80%     3.30%              2.73%     3.41%     3.95%     3.30%
                               ======== ======== ========  ========           ========  ========  ========  ========
Total Return (C)(1) .........    14.55%   27.44%  -10.07%   -12.95%              4.63%    17.03%    -9.46%    -4.86%
                               ======== ======== ========  ========           ========  ========  ========  ========

----------
* Commenced operations April 3, 2000.
(1) Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

     Separate Account No. 3 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on April 3, 2000 as a unit investment trust. On that date, the following Mutual of America Separate Account No. 3 funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital
Appreciation Fund, Calvert Social Balanced Fund, Fidelity Investments Equity-Income, Fidelity Investments Contrafund and Fidelity Investments Asset Manager Funds. On May 20, 2003 the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds became available to Separate Account No. 3 as investment alternatives. There are currently twenty investment funds available to Separate Account No. 3. Mutual of America Separate Account No. 3 funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), a fund of
American Century Variable Portfolios Inc. ("American Century"), the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert") and portfolios of Fidelity Variable Insurance Products Funds ("Fidelity").

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

     The  following  is  a  summary  of  the  significant   accounting  policies
consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the United States of America:

     Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

     Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 3 has no impact on their respective unit values.

     Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

     Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

2.  INVESTMENTS

     The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at December 31, 2004 are as follows:
                                                       Number of     Net Asset
                                                        Shares         Value
                                                       ---------     ---------
      Investment Company Funds:
         Money Market Fund: ....................        13,821       $   1.19
         All America Fund ......................       374,842           2.05
         Equity Index Fund .....................       396,888           2.12
         Mid-Cap Equity Index Fund .............       506,546           1.46
         Bond Fund .............................        39,744           1.29
         Short-Term Bond Fund ..................         5,419           1.02
         Mid-Term Bond Fund ....................        36,171           0.94
         Composite Fund ........................       150,009           1.46
         Aggressive Equity Fund ................       363,530           1.76
         Conservative Allocation Fund ..........           400           1.02
         Moderate Allocation Fund ..............         5,946           1.11
         Aggressive Allocation Fund ............         7,896           1.21

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.  INVESTMENTS (CONTINUED)
                                                         Number of    Net Asset
                                                           Shares       Value
                                                         ---------    ---------
      Scudder Portfolios:
         Bond Portfolio ................................    3,120      $ 7.13
         Capital Growth Portfolio -- Class "A" .........   69,518       15.67
         International Portfolio -- Class "A" ..........   24,771        9.50
      American Century VP Capital Appreciation Fund ....   17,079        7.66
      Calvert Social Balanced Portfolio ................   36,500        1.87
      Fidelity Portfolios:
         Equity-Income -- "Initial" Class ..............   12,425       25.37
         Contrafund -- "Initial" Class .................   27,932       26.62
         Asset Manager -- "Initial" Class ..............   12,149       14.85

3.  EXPENSES

     Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is ..15% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

     Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts daily a mortality risk charge at an annual rate of .35%, from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

     From July 15, 2003 through October 14, 2004, the Investment Company Money Market Fund's annual expenses were waived to the extent required to prevent the total investment returns, net of separate account expenses, from producing a negative result. During the period of the waiver, the Investment Company Money Market Fund's expenses were reduced at an annual rate of 0.20%.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Mutual of America Life Insurance Company and Contract Owners of Mutual of America Separate Account No. 3:

      We have audited the accompanying statements of assets and liabilities of Mutual of America Separate Account No. 3 (comprised of the sub-accounts listed in note 1 and collectively referred to as "the Separate Account") as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 20, 2002.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts included in the Mutual of America Separate Account No. 3 as of December 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

New York, New York
February 28, 2005

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839
212-224-1600

www.mutualofamerica.com